Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

Note 9 – Property, plant and equipment

Property, plant and equipment and related accumulated depreciation consist of the following:

	December 31,	December 31,
	2020	2019
Land	$6,827	$487
Building and improvements	132,428	87,563
Furniture and fixtures	64,214	37,526
Information technology	2,756	1,858
Construction in progress	73,177	20,387
Total property and equipment	279,402	147,821
Less: Accumulated depreciation	(36,547)	(18,009)
Property, plant and equipment, net	$242,855	$129,812

Assets included in construction in progress represent projects related to both cultivation and dispensary facilities not yet completed or otherwise not ready for use.

In August 2019, the Company entered into a Purchase and Sale Agreement (“PSA”) with Freehold Properties, Inc. (“Freehold”) pursuant to which Freehold agreed to purchase 7 of the Company’s buildings that are used in the cultivation, manufacture and sale of cannabis. As part of the PSA, the Company agreed to lease the buildings from Freehold over a ten-year period. The Company received $25,245 in cash and 311,991 shares of Freehold stock valued at $2,836. The Company recognized a gain of $693 as a result of the sale, which was recorded within other expense on the consolidated statements of profits and losses.

On August 4, 2020, the Company completed a sale and lease back transaction to sell its Mt Dora, Florida cultivation and processing facility to GA NA 3 LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it. As a result of the sale, the Company disposed of $26,700 of buildings and improvements and $14,800 of construction in progress. The Company recognized a loss on the sale related to the transaction of $557 which was recorded within other expense on the consolidated statements of profits and losses.

A reconciliation of the beginning and ending balances of property, plant and equipment and accumulated depreciation is as follows:

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Cost
As of December 31, 2018	$210	$48,060	$13,486	$582	$10,119	$72,457
Additions	277	39,280	25,307	1,677	35,439	101,980
Business acquisitions	—	5,365	2,050	2	512	7,929
Disposals	—	(26,348)	(2,525)	(840)	(4,832)	(34,545)
Transfers	—	21,206	(792)	437	(20,851)	—
As of December 31, 2019	$487	$87,563	$37,526	$1,858	$20,387	$147,821
Additions	10	45,659	17,934	646	62,024	126,273
Business acquisitions	6,384	25,828	12,225	823	13,227	58,487
Disposals	—	(27,620)	(3,674)	(498)	(14,801)	(46,593)
Transfers	(10)	5,537	1,653	(71)	(7,109)	—
Transferred to Assets Held for Sale	(44)	(4,539)	(1,450)	(2)	(551)	(6,586)
Balance as of December 31, 2020	$6,827	$132,428	$64,214	$2,756	$73,177	$279,402

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Accumulated depreciation
As of December 31, 2018	$—	$3,521	$1,860	$107	$—	$5,488
Depreciation	—	7,680	6,041	403	—	14,124
Disposals	—	(635)	(24)	—	(944)	(1,603)
As of December 31, 2019	$—	$10,566	$7,877	$510	$(944)	$18,009
Depreciation	—	8,624	10,854	1,006	—	20,484
Disposals	—	618	(3,018)	(230)	944	(1,686)
Transferred to Assets Held for Sale	—	(77)	(183)	—	—	(260)
Balance as of December 31, 2020	$—	$19,731	$15,530	$1,286	$—	$36,547

Depreciation expense totaled $20,484 and $14,124 for the years ended December 31, 2020 and 2019, respectively, which includes $13,135 and $5,505 recognized as cost of goods sold and $7,349 and $8,619 recognized as a part of operating expenses in the consolidated statements of profits and losses for the years ended December 31, 2020 and 2019, respectively.

There were no impairments recorded against property, plant and equipment during the years ended December 31, 2020 and 2019.